Consolidated income statement - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Consolidated income statement
Revenue		£ 590,022	£ 581,204	£ 515,345
Operating expenses		(564,006)	(511,315)	(436,709)
Profit/(loss) on disposal of intangible assets		18,119	10,926	(9,786)
Operating profit/(loss)		44,135	80,815	68,850
Finance costs		(24,233)	(25,013)	(20,459)
Finance income		6,195	736	442
Net finance costs		(18,038)	(24,277)	(20,017)
Profit on ordinary activities before tax		26,097	56,538	48,833
Tax expense		(63,367)	(17,361)	(12,462)
(Loss)/profit for the year		£ (37,270)	£ 39,177	£ 36,371
(Loss)/earnings per share during the year
Basic (loss)/earnings per share		£ (0.2270)	£ 0.2388	£ 0.2219
Diluted (loss)/earnings per share	[1]	£ (0.2270)	£ 0.2382	£ 0.2213

[1]	For the year ended 30 June 2018, potential ordinary shares are antidilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded. For the years ended 30 June 2017 and 2016, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share.